Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Fiscal Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(2) ($)	Compensation Actually Paid to First PEO(3) ($)	Compensation Actually Paid to Second PEO(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(6) ($)	Value of Initial Fixed $100 Investment Based On:
							Total Shareholder Return(7) ($)	Peer Group Total Shareholder Return(8) ($)	Net Income in millions(9) ($)	Adjusted EPS(10) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	7,172,988	6,299,752	15,203,422	9,602,286	1,884,433	3,138,399	208	190	188.3	4.25
2022	9,316,556	N/A	10,823,056	N/A	2,368,300	2,520,280	124	133	401.1	7.87
2021	9,484,490	N/A	13,917,645	N/A	2,183,277	2,995,405	123	150	435.4	7.08
2020	6,361,666	N/A	2,420,223	N/A	1,595,008	1,044,106	92	118	181.0	3.84
(1)
This column represents the amount of total compensation reported for Mr. Mitchell (our former President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table in each applicable fiscal year (such total for the applicable executive, “total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(2)
This column represents the amount of total compensation reported for Mr. Saak (our current President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.

(3)
This column represents the amount of “compensation actually paid” to Mr. Mitchell, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mitchell during the applicable fiscal year. For Mr. Mitchell, compensation actually paid in 2023 includes the change in fair value, from the end of 2022 through the separation transaction, whether positive or negative, of awards granted prior to 2023 that were outstanding and unvested as of the separation transaction. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Mitchell’s total compensation for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023:

Fiscal Year	Reported Summary Compensation Table Total for First PEO(a)	Reported Summary Compensation Table Value of First PEO Equity Awards(b)	First PEO Adjusted Value of Equity Awards(c)	Compensation Actually Paid to First PEO
2023	$7,172,988	$6,037,816	$14,068,250	$15,203,422
(a)	This column represents the amount of total compensation reported for Mr. Mitchell in the “Total” column of the 2023 Summary Compensation Table.
(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the 2023 Summary Compensation Table. The amount in this column is replaced with the amount reported under the “First PEO Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in this Proxy Statement for fiscal year 2023. For fiscal year 2023, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table of this Proxy Statement for Mr. Mitchell to arrive at “compensation actually paid” to Mr. Mitchell for fiscal year 2023. The adjusted amount is determined by adding (or subtracting, as applicable) the following for fiscal year 2023: (i) the fiscal year-end fair value of any equity awards granted in fiscal year 2023 that are outstanding and unvested as of the end of fiscal year 2023; (ii) the amount of change as of the end of fiscal year 2023 (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of fiscal year 2023; (iii) for awards that are granted and vest in fiscal year 2023, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in fiscal year 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal year 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal year 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal year 2023. The amounts added or subtracted to determine the adjusted amount for fiscal year 2023 are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$161,681	—	$0	$302,448	—	—	$14,068,250
The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for TRSUs, the closing price of our common stock on the applicable measurement date, (y) for PRSUs (which vest based on relative TSR), a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. As noted above, for Mr. Mitchell, compensation actually paid in 2023 includes the change in fair value, from the end of 2022 through the separation transaction, whether positive or negative, of awards granted prior to 2023 that were outstanding and unvested as of the separation transaction, which is approximately $13,604,121.
(4)
This column represents the amount of “compensation actually paid” to Mr. Saak, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Saak during the fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Saak’s total compensation for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023, using the same adjustment methodology described above in Note 3(c) (other than the last sentence thereof):

Fiscal Year	Reported Summary Compensation Table Total for Second PEO(a)	Reported Summary Compensation Table Value of Second PEO Equity Awards(b)	Second PEO Adjusted Value of Equity Awards(c)	Compensation Actually Paid to Second PEO
2023	$6,299,752	$4,082,618	$7,385,152	$9,602,286
(a)	This column represents the amount of total compensation reported for Mr. Saak in the “Total” column of the 2023 Summary Compensation Table.
(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table. The amount in this column is replaced with the amount reported under the “Second PEO Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in this Proxy Statement for fiscal year 2023 determined using the same methodology described above in Note 3(c). For fiscal year 2023, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table of this Proxy Statement for Mr. Saak to arrive at “compensation actually paid” to Mr. Saak for fiscal year 2023. The amounts added or subtracted to determine the adjusted amount for fiscal year 2023 are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$6,399,227	$800,315	—	$185,610	—	—	$7,385,152
The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for TRSUs, the closing price of our common stock on the applicable measurement date, (y) for PRSUs (which vest based on relative TSR), a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.
(5)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) in the “Total” column of the 2023 Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for fiscal year 2023, Mses. Cristiano and Kartono and Messrs. Maue, Gallo and Igoe; (ii) for fiscal year 2022, Messrs. Maue, D’Iorio, Gallo, and Saak; (iii) for fiscal year 2021, Messrs. Maue, D’Iorio, Gallo, and Alcala; and (iv) for fiscal year 2020, Messrs. Maue, D’Iorio, Gallo, and Alcala.

(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) during 2023. For Mr. Maue, compensation actually paid in 2023 includes the change in fair value, from the end of 2022 through the separation transaction, whether positive or negative, of awards granted prior to 2023 that were outstanding and unvested as of the separation transaction; such change in fair value is approximately $1,620,806 and is included in the average amount under the “Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year” column below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023, using the same adjustment methodology described above in Note 3(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,884,433	$881,526	$2,135,492	$3,138,399
(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) in the “Total” column of the Summary Compensation Table.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table. The amount in this column is replaced with the amount reported under the “Average Non-PEO NEO Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table of this Proxy Statement for fiscal year 2023 determined using the same methodology described above in Note 3(c). For fiscal year 2023, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table of this Proxy Statement for fiscal year 2023 for each NEO (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) to arrive at “compensation actually paid” to each NEO (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) for fiscal year 2023, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) for fiscal year 2023. The amounts added or subtracted to determine the adjusted average amount for fiscal year 2023 are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$840,525	$411,090	$315,516	$568,361	—	—	$2,135,492
The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for TRSUs, the closing price of our common stock on the applicable measurement date, (y) for PRSUs (which vest based on relative TSR), a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.
(7)
Total shareholder return (“TSR”) of the Company is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021, 2020-2022 and 2020-2023), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)	Peer group TSR is computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: S&P 400 MidCap Capital Goods Index.
(9)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(10)
Adjusted EPS is a non-GAAP metric. See “Non-GAAP Information” section below for a description of how Adjusted EPS is calculated. Adjusted EPS is further adjusted for special items by the Committee for bonus calculation purposes under the Annual Incentive Plan, which adjustments may in some cases differ from the adjustments made for reporting purposes.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
(1)
This column represents the amount of total compensation reported for Mr. Mitchell (our former President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table in each applicable fiscal year (such total for the applicable executive, “total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(2)
This column represents the amount of total compensation reported for Mr. Saak (our current President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.

(5)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) in the “Total” column of the 2023 Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for fiscal year 2023, Mses. Cristiano and Kartono and Messrs. Maue, Gallo and Igoe; (ii) for fiscal year 2022, Messrs. Maue, D’Iorio, Gallo, and Saak; (iii) for fiscal year 2021, Messrs. Maue, D’Iorio, Gallo, and Alcala; and (iv) for fiscal year 2020, Messrs. Maue, D’Iorio, Gallo, and Alcala.

Peer Group Issuers, Footnote
(8)	Peer group TSR is computed in accordance with Note 7. The peer group used for this purpose is the following published industry index: S&P 400 MidCap Capital Goods Index.

Adjustment To PEO Compensation, Footnote
(3)
This column represents the amount of “compensation actually paid” to Mr. Mitchell, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mitchell during the applicable fiscal year. For Mr. Mitchell, compensation actually paid in 2023 includes the change in fair value, from the end of 2022 through the separation transaction, whether positive or negative, of awards granted prior to 2023 that were outstanding and unvested as of the separation transaction. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Mitchell’s total compensation for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023:

Fiscal Year	Reported Summary Compensation Table Total for First PEO(a)	Reported Summary Compensation Table Value of First PEO Equity Awards(b)	First PEO Adjusted Value of Equity Awards(c)	Compensation Actually Paid to First PEO
2023	$7,172,988	$6,037,816	$14,068,250	$15,203,422
(a)	This column represents the amount of total compensation reported for Mr. Mitchell in the “Total” column of the 2023 Summary Compensation Table.
(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the 2023 Summary Compensation Table. The amount in this column is replaced with the amount reported under the “First PEO Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in this Proxy Statement for fiscal year 2023. For fiscal year 2023, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table of this Proxy Statement for Mr. Mitchell to arrive at “compensation actually paid” to Mr. Mitchell for fiscal year 2023. The adjusted amount is determined by adding (or subtracting, as applicable) the following for fiscal year 2023: (i) the fiscal year-end fair value of any equity awards granted in fiscal year 2023 that are outstanding and unvested as of the end of fiscal year 2023; (ii) the amount of change as of the end of fiscal year 2023 (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of fiscal year 2023; (iii) for awards that are granted and vest in fiscal year 2023, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in fiscal year 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal year 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal year 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal year 2023. The amounts added or subtracted to determine the adjusted amount for fiscal year 2023 are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$161,681	—	$0	$302,448	—	—	$14,068,250
The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for TRSUs, the closing price of our common stock on the applicable measurement date, (y) for PRSUs (which vest based on relative TSR), a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. As noted above, for Mr. Mitchell, compensation actually paid in 2023 includes the change in fair value, from the end of 2022 through the separation transaction, whether positive or negative, of awards granted prior to 2023 that were outstanding and unvested as of the separation transaction, which is approximately $13,604,121.
(4)
This column represents the amount of “compensation actually paid” to Mr. Saak, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Saak during the fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Saak’s total compensation for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023, using the same adjustment methodology described above in Note 3(c) (other than the last sentence thereof):

Fiscal Year	Reported Summary Compensation Table Total for Second PEO(a)	Reported Summary Compensation Table Value of Second PEO Equity Awards(b)	Second PEO Adjusted Value of Equity Awards(c)	Compensation Actually Paid to Second PEO
2023	$6,299,752	$4,082,618	$7,385,152	$9,602,286
(a)	This column represents the amount of total compensation reported for Mr. Saak in the “Total” column of the 2023 Summary Compensation Table.
(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table. The amount in this column is replaced with the amount reported under the “Second PEO Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in this Proxy Statement for fiscal year 2023 determined using the same methodology described above in Note 3(c). For fiscal year 2023, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table of this Proxy Statement for Mr. Saak to arrive at “compensation actually paid” to Mr. Saak for fiscal year 2023. The amounts added or subtracted to determine the adjusted amount for fiscal year 2023 are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$6,399,227	$800,315	—	$185,610	—	—	$7,385,152
The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for TRSUs, the closing price of our common stock on the applicable measurement date, (y) for PRSUs (which vest based on relative TSR), a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Non-PEO NEO Average Total Compensation Amount			$ 1,884,433	$ 2,368,300	$ 2,183,277	$ 1,595,008
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,138,399	2,520,280	2,995,405	1,044,106
Adjustment to Non-PEO NEO Compensation Footnote
(6)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) during 2023. For Mr. Maue, compensation actually paid in 2023 includes the change in fair value, from the end of 2022 through the separation transaction, whether positive or negative, of awards granted prior to 2023 that were outstanding and unvested as of the separation transaction; such change in fair value is approximately $1,620,806 and is included in the average amount under the “Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year” column below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) for fiscal year 2023 to determine the “compensation actually paid” in fiscal year 2023, using the same adjustment methodology described above in Note 3(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,884,433	$881,526	$2,135,492	$3,138,399
(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) in the “Total” column of the Summary Compensation Table.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table. The amount in this column is replaced with the amount reported under the “Average Non-PEO NEO Adjusted Value of Equity Awards” column in order to arrive at compensation actually paid.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table of this Proxy Statement for fiscal year 2023 determined using the same methodology described above in Note 3(c). For fiscal year 2023, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table of this Proxy Statement for fiscal year 2023 for each NEO (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) to arrive at “compensation actually paid” to each NEO (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) for fiscal year 2023, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak) for fiscal year 2023. The amounts added or subtracted to determine the adjusted average amount for fiscal year 2023 are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$840,525	$411,090	$315,516	$568,361	—	—	$2,135,492
The fair value or change in fair value, as applicable, of stock awards was determined by reference to (x) for TRSUs, the closing price of our common stock on the applicable measurement date, (y) for PRSUs (which vest based on relative TSR), a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Description of the Information Presented in the Pay versus Performance Table
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to our first PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $15,203,422, $10,823,056, $13,917,645, and $2,420,223 for fiscal year 2023, 2022, 2021, and 2020, respectively. The compensation actually paid to our second PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $9,602,286 for fiscal year 2023. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak), as computed in accordance with Item 402(v) of Regulation S-K, was $3,138,399, $2,520,280, $2,995,405, and $1,044,106 for fiscal year 2023, 2022, 2021, and 2020, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $208, $124, $123, and $92 for fiscal years 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. Please see Note 7 above for additional information related to the computation of Company TSR.

Compensation Actually Paid vs. Net Income
Description of the Information Presented in the Pay versus Performance Table
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Company Net Income
The compensation actually paid to our first PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $15,203,422, $10,823,056, $13,917,645, and $2,420,223 for fiscal year 2023, 2022, 2021, and 2020, respectively. The compensation actually paid to our second PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $9,602,286 for fiscal year 2023. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak), as computed in accordance with Item 402(v) of Regulation S-K, was $3,138,399, $2,520,280, $2,995,405, and $1,044,106 for fiscal year 2023, 2022, 2021, and 2020, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was (in millions) $188.3, $401.1, $435.4, and $181.0 for fiscal year 2023, 2022, 2021, and 2020, respectively.

Compensation Actually Paid vs. Company Selected Measure
Description of the Information Presented in the Pay versus Performance Table
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Adjusted EPS
The compensation actually paid to our first PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $15,203,422, $10,823,056, $13,917,645, and $2,420,223 for fiscal year 2023, 2022, 2021, and 2020, respectively. The compensation actually paid to our second PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $9,602,286 for fiscal year 2023. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Mitchell and, for fiscal year 2023, Mr. Saak), as computed in accordance with Item 402(v) of Regulation S-K, was $3,138,399, $2,520,280, $2,995,405, and $1,044,106 for fiscal year 2023, 2022, 2021, and 2020, respectively. The Company’s adjusted EPS was $4.25, $7.87, $7.08, and $3.84 for fiscal year 2023, 2022, 2021, and 2020, respectively.

Total Shareholder Return Vs Peer Group
Description of the Information Presented in the Pay versus Performance Table
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $208, $124, $123, and $92 for fiscal years 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. The TSR of the Company’s Peer Group (the S&P 400 MidCap Capital Goods Index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $190, $133, $150, and $118 for fiscal years 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. Please see Note 7 and Note 8 above for additional information related to the computation of Company and peer group TSR.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Adjusted EPS;
•	Adjusted Free Cash Flow; and
•	Relative Total Shareholder Return.
Adjusted EPS and adjusted free cash flow are non-GAAP metrics. See “Non-GAAP Information” section below for a description of how these metrics are calculated. These metrics were further adjusted for special items by the Committee for bonus calculation purposes under the Annual Incentive Plan, which adjustments may in some cases differ from the adjustments made for reporting purposes.

Total Shareholder Return Amount			$ 208	124	123	92
Peer Group Total Shareholder Return Amount			190	133	150	118
Net Income (Loss)			$ 188,300,000	$ 401,100,000	$ 435,400,000	$ 181,000,000
Company Selected Measure Amount | $ / shares			4.25	7.87	7.08	3.84
PEO Name	Mr. Mitchell	Mr. Saak		Mr. Mitchell	Mr. Mitchell	Mr. Mitchell
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing certain information, including information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns NEO compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement. Any differences in total values are due to rounding. As part of the separation transaction in April 2023, the Aerospace & Electronics, Process Flow Technologies and Engineered Materials businesses of the pre-separation Crane Holdings, Co. were spun off to Crane Company, and the Payment and Merchandising Technologies business was retained by the Company. The disclosure presented below for years prior to 2023 (including adjusted EPS and net income) does not reflect the separation of such businesses. Also as part of the separation transaction in April 2023, each pre-separation outstanding award held by Mr. Gallo and Ms. Cristiano was converted to an award covering Crane NXT stock and an award covering Crane Company stock. The awards covering Crane Company stock vest based on continued service to Crane NXT. Consequently, such Crane Company stock awards are included as compensation to Mr. Gallo and Ms. Cristiano in this disclosure.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
(10)
Adjusted EPS is a non-GAAP metric. See “Non-GAAP Information” section below for a description of how Adjusted EPS is calculated. Adjusted EPS is further adjusted for special items by the Committee for bonus calculation purposes under the Annual Incentive Plan, which adjustments may in some cases differ from the adjustments made for reporting purposes.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Mr. Mitchell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,172,988	$ 9,316,556	$ 9,484,490	$ 6,361,666
PEO Actually Paid Compensation Amount			15,203,422	$ 10,823,056	$ 13,917,645	$ 2,420,223
Mr. Saak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,299,752
PEO Actually Paid Compensation Amount			9,602,286
PEO | Mr. Mitchell [Member] | Reported Summary Compensation Table Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,037,816)
PEO | Mr. Mitchell [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,068,250
PEO | Mr. Mitchell [Member] | Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			161,681
PEO | Mr. Mitchell [Member] | Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Mitchell [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Mitchell [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			302,448
PEO | Mr. Mitchell [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Mitchell [Member] | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Mitchell [Member] | Change in Fair Value, From the End of 2022 Through the Separation Transaction of Awards Granted Prior to 2023 That Were Outstanding and Unvested as of the Separation Transaction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,604,121
PEO | Mr. Saak [Member] | Reported Summary Compensation Table Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,082,618)
PEO | Mr. Saak [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,385,152
PEO | Mr. Saak [Member] | Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,399,227
PEO | Mr. Saak [Member] | Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			800,315
PEO | Mr. Saak [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Saak [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			185,610
PEO | Mr. Saak [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Saak [Member] | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Reported Summary Compensation Table Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(881,526)
Non-PEO NEO | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,135,492
Non-PEO NEO | Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			840,525
Non-PEO NEO | Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			411,090
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			315,516
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			568,361
Non-PEO NEO | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Mr. Maue [Member] | Change in Fair Value, From the End of 2022 Through the Separation Transaction of Awards Granted Prior to 2023 That Were Outstanding and Unvested as of the Separation Transaction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,620,806